Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Managed services	$ 90,548	$ 86,374	$ 77,544
Professional services	7,198	23,870	32,103
Total revenues	97,746	110,244	109,647
Operating expenses
Direct third-party expenses	16,267	7,793	7,222
Datacenter and network operations, excluding depreciation	21,450	28,820	31,267
Product development and sustainment, excluding depreciation	18,324	22,550	30,872
Sales and marketing, excluding depreciation	14,583	12,216	11,013
General and administrative, excluding depreciation	23,479	38,051	20,231
Depreciation and amortization	13,790	11,828	13,081
Impairment charges	140,523	0	5,806
Acquisition transaction and integration costs	6,071	0	0
Restructuring	4,957	407	1,988
Total operating expenses	259,444	121,665	121,480
Operating loss	(161,698)	(11,421)	(11,833)
Other income (expense), net
Other income (expense)	144	3,565	(1,654)
Interest and investment income, net	28	3	254
Interest expense	(644)	(111)	(220)
Other income (expense), net	(472)	3,457	(1,620)
Loss before income taxes	(162,170)	(7,964)	(13,453)
Provision (benefit) for income taxes	(5,195)	1,567	1,896
Loss from continuing operations	(156,975)	(9,531)	(15,349)
Income (loss) from discontinued operations	(38,417)	2,516	(952)
Net loss	(195,392)	(7,015)	(16,301)
Accretion of redeemable preferred stock	0	(12,093)	(23,261)
Series H redeemable preferred stock dividends	0	(868)	0
Series D1 preferred stock dividends	0	(332)	(695)
Net loss attributable to common stockholders	(195,392)	(20,308)	(40,257)
Net loss per share from continuing operations – basic and diluted	$ (3.50)	$ (0.99)	$ (6.69)
Net income (loss) per share from discontinued operations – basic and diluted	$ (0.86)	$ 0.11	$ (0.16)
Net loss per share attributable to common stockholders - basic and diluted	$ (4.36)	$ (0.88)	$ (6.85)
Weighted-average common shares outstanding - basic and diluted	44,859,734	22,962,555	5,878,368
Depreciation and amortization by function
Depreciation and amortization	13,790	11,828	13,081
Datacenter and network operations
Operating expenses
Depreciation and amortization	8,293	7,807	8,858
Depreciation and amortization by function
Depreciation and amortization	8,293	7,807	8,858
Product development and sustainment
Operating expenses
Depreciation and amortization	2,296	1,634	1,899
Depreciation and amortization by function
Depreciation and amortization	2,296	1,634	1,899
Sales and marketing
Operating expenses
Depreciation and amortization	2,799	2,041	1,930
Depreciation and amortization by function
Depreciation and amortization	2,799	2,041	1,930
General and administrative
Operating expenses
Depreciation and amortization	402	346	394
Depreciation and amortization by function
Depreciation and amortization	$ 402	$ 346	$ 394